7. Prepayments and other current assets	12 Months Ended
Dec. 31, 2012
Prepayments and other current assets
7

Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses. The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2012	2011
	US$’000	US$’000

Contracts costs incurred plus estimated earnings	3,785	8,604
Less: Progress billings	(3,684)	(8,098)
Cost and estimated earnings in excess of billings	101	506

ZHEJIANG
Prepayments and other current assets
7

Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2012	2011
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	198,706	117,105
Less: Progress billings	(98,957)	(53,574)

Cost and estimated earnings in excess of billings	99,749	63,531